Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
in 000€	Land andbuildings	Plant andequipment	Leasedassets	Construc-tion inprogress	Total
Acquisition value
At January 1, 2017	19,797	40,199	11,241	4,652	75,889
Additions	377	10,560	2,246	17,334	30,517
Acquired from business combinations*	9,362	10,318	136	414	20,230
Disposals	(31)	(1,046)	(39)	218	(898)
Transfers	11,527	7,439	(425)	(18,914)	(373)
Currency Translation	(185)	(118)	5	88	(210)
Other	(663)	(235)	1,139	(38)	203
At December 31, 2017*	40,184	67,117	14,303	3,754	125,358
Additions	3,079	9,476	792	5,210	18,557
Acquired from business combinations	−	−	−	−	−
Disposals	(99)	(1,882)	(17)	(387)	(2,385)
Transfers	2,728	2,953	(732)	(5,547)	(598)
Currency Translation	(119)	(25)	(19)	(26)	(189)
Other	4	(82)	−	(2)	(80)
At December 31, 2018	45,777	77,557	14,327	3,002	140,663

Depreciation
At January 1, 2017	(5,093)	(22,263)	(3,470)	−	(30,826)
Depreciation charge for the year *	(831)	(5,531)	(2,327)	−	(8,689)
Disposals	15	842	18	−	875
Transfers	521	(444)	296	−	373
Currency Translation	31	166	(1)	−	196
Other	853	64	(1,139)	−	(222)
At December 31, 2017 *	(4,504)	(27,166)	(6,623)	−	(38,293)
Depreciation charge for the year	(1,560)	(8,010)	(2,346)	(307)	(12,223)
Disposals	26	2,102	6	−	2,134
Transfers	(18)	(253)	514	−	243
Currency Translation	(15)	(53)	8	−	(60)
Other	−	73	−	−	73
At December 31, 2018	(6,071)	(33,307)	(8,441)	(307)	(48,126)

Net book value
At December 31, 2018	39,706	44,250	5,886	2,695	92,537
At December 31, 2017*	35,680	39,951	7,680	3,754	87,065
At January 1, 2017	14,704	17,936	7,771	4,652	45,063
in 000€	Land andbuildings	Plant andequipment	Leasedassets	Construc-tion inprogress	Total
Acquisition value
At January 1, 2016	19,719	33,408	8,933	2,114	64,174
Additions	8	4,916	2,483	7,899	15,306
Acquired from business combinations	−	−	−	−	−
Disposals	(2)	(2,266)	(699)	(6)	(2,973)
Transfers	3	4,180	540	(5,330)	(607)
Currency Translation	69	−	(20)	(25)	24
Other	−	(39)	4	−	(35)
At December 31, 2016	19,797	40,199	11,241	4,652	75,889

Depreciation
At January 1, 2016	(4,369)	(18,927)	(2,478)	−	(25,774)
Depreciation charge for the year	(709)	(4,048)	(1,663)	−	(6,420)
Disposals	2	541	669	−	1,212
Transfers	−	117	−	−	117
Currency Translation	(17)	6	2	−	(9)
Other	−	48	−	−	48
At December 31, 2016	(5,093)	(22,263)	(3,470)	−	(30,826)

Net book value
At December 31, 2016	14,704	17,936	7,771	4,652	45,063
At January 1, 2016	15,350	14,481	6,455	2,114	38,400